Nature of Business - Additional Information (Detail) - USD ($)			1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 29, 2016	May 13, 2011	Oct. 31, 2018	Jan. 31, 2018	Sep. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Nature Of Business And Basis Of Presentation [Line Items]
Net proceeds of offering after deducting underwriting discounts and commissions							$ 5,732,000	$ 25,526,000
Warrant exercise price								$ 2.25
Accumulated deficit						$ (226,245,000)		$ (216,830,000)	$ (208,187,000)
Percentage of Ownership before transaction						10.00%
Termination fees						$ 700,000
Liabilities obligation, termination fee						$ 300,000
Transfer of shares restriction period						180 days
Voting Agreement [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Percentage of Voting Interests Acquired						68.00%
ProChon [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Business acquisition date								May 13, 2011
Consideration paid to acquisition		$ 2,200,000
Ocugen [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Percentage of Ownership before transaction						90.00%
Termination fees						$ 600,000
Maximum [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Percentage of Ownership before transaction						5.00%
Common Stock [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Shares issued				2,691,494			2,691,494	35,480,397
Common stock price per share				$ 2.35
Option to purchase additional shares				351,064
Net proceeds of offering after deducting underwriting discounts and commissions				$ 5,700,000
Common Stock [Member] | Previously Reported [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Net proceeds of offering after deducting underwriting discounts and commissions				$ 5,900,000
Private Placement [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Proceeds from issuance of common stock, preferred stock and warrants, net of issuance costs	$ 27,600,000				$ 27,600,000
Common stock price per share					$ 2.25
Class of Warrants or right to purchase common stock					13,333,334
Warrant exercise price					$ 2.25
Private Placement [Member] | Common Stock [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Shares issued					2,596,059
At-The-Market Sales Agreement [Member] | Common Stock [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Shares issued				6,633,903
Net proceeds of offering after deducting underwriting discounts and commissions				$ 4,500,000
At-The-Market Sales Agreement [Member] | Common Stock [Member] | Maximum [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Aggregate offering price of shares				$ 10,000,000
Underwritten Public Offering [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Class of Warrants or right to purchase common stock			19,616,250
Gross proceeds from offering, before deducting underwriting discounts and commissions and offering expenses			$ 17,000,000
Warrant exercise price			$ 0.70
Warrants exercisable term			5 years
Underwritten Public Offering [Member] | Common Stock [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Shares issued			26,155,000
Underwritten Public Offering [Member] | Common Stock And Warrants [Member]
Nature Of Business And Basis Of Presentation [Line Items]
Common stock price per share			$ 0.65